Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 22,015	$ 28,526	$ 9,845
Accounts receivable	222	473	35
Due from related party	125	0	125
Inventories, net	1,640	1,519	2,464
Prepaid expenses and other current assets	532	574	494
Total current assets	24,534	31,092	12,963
Property and equipment, net	1,313	1,284	1,437
Deposits and other assets	215	222	223
Deferred inventory costs		102
Notes receivable due from stockholders	136	136	145
Total assets	26,198	32,836	14,768
Current Liabilities:
Accounts payable	2,445	2,005	315
Accrued expenses	1,202	1,137	1,261
Deferred revenue	167	202
Current portion of long-term debt	2,591	1,517
Total current liabilities	6,405	4,861	1,576
Long-term liabilities:
Deferred revenue, net of current portion	343	531
Other liabilities	62	68
Long-term debt, net of current portion	6,677	7,594
Warrant liability			3,152
Total long-term liabilities	7,082	8,193	3,152
Total liabilities	13,487	13,054	4,728
Commitments and Contingencies
Stockholders' equity:
Preferred stock
Common stock	11	11	7
Additional paid-in capital	104,746	104,648	70,369
Accumulated deficit	(92,046)	(84,877)	(60,336)
Total stockholders' equity	12,711	19,782	10,040
Total liabilities and stockholders' equity	$ 26,198	$ 32,836	$ 14,768